Business Combination (Details) - Schedule of common shares issued in Business combination $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares
Schedule of common shares issued in Business combination [Abstract]
Common shares issued to former shareholders of IGI, shares | shares	29,751,444
Common shares issued to former shareholders of IGI | $	$ 298
Common shares issued to former stockholders of Tiberius, shares | shares	15,674,807	[1]
Common shares issued to former stockholders of Tiberius | $	$ 157	[1]
Unvested shares transferred to certain former shareholders of IGI, shares | shares	1,170,348
Unvested shares transferred to certain former shareholders of IGI | $	$ 12
Unvested Tiberius Founder shares, shares | shares	1,842,152
Unvested Tiberius Founder shares | $	$ 18
Number of shares, total | shares	48,438,751
Par value. total amount | $	$ 485

[1]	This item Includes 1,120,000 shares subject to one year lock-up restriction post Business Combination closing date.